Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities
Net Income (Loss)	$ (1,331,775)	$ (4,122,523)	$ (1,825)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,627,046	1,128,427	723,072
Allowance for bad debt expenses	228,072	383,127	97,951
Issuance of common shares for services	2,820
Decrease / (Increase) in Accounts Receivable	(8,755,010)	4,005,156	5,544,360
Decrease / (Increase) in Other Receivable	(4,068)	1,188,812	(577,307)
Decrease / (Increase) in Related Party Receivable	(699,253)
Decrease / (Increase) in Note Receivable	47,611	(47,611)
Decrease / (Increase) in Advance to Suppliers	518,268	3,139,647	(3,111,511)
Decrease / (Increase) in Inventories	1,377,486	810,652	(870,577)
Decrease / (Increase) in Cost and Estimated Earnings in Excess of Billings	2,190,985	2,127,280	(1,687,502)
Decrease / (Increase) in Prepaid Expenses - Short Term	(88,030)	6,295	68,777
Increase / (Decrease) in Accounts Payable and Accrued Expenses	4,605,780	(3,451,957)	4,087,418
Increase / (Decrease) in Advances from Customer	661,156	(3,954,942)	4,242,190
Increase Decrease In Deferred Subsidy Income	1,706,926
Increase / (Decrease) in Taxes Payable	448,941	382,566	(549,049)
Increase / (Decrease) in Other Payable	1,213,511	1,663,884	(80,059)
Increase / (Decrease) in Related Party Payable	56,558
Increase / (Decrease) in Billings in Excess of Costs and Estimated Earnings			(896,650)
Increase/ (Decrease) in Deposit	(51)	(13)	(1,609)
Net cash provided by / (used in) operating activities	3,806,973	3,258,810	6,987,679
Cash flows from investing activities
Purchases of property, plant and equipment	(8,078,973)	(2,440,766)	(7,958,046)
(Increase) / Decrease in construction in progress	1,113,038	(370,542)	(1,174,014)
Purchases of intangible asset	(113,971)	(2,134,168)	(47,997)
(Increase) / Decrease in investments	(103,331)
Net cash provided by / (used in) investing activities	(7,183,237)	(4,945,926)	(9,180,057)
Cash flows from financing activities
Redemption of common stock			22
Cash received from additional paid in capital			35,668
Repayment of Short term loans	3,367,542	(920,236)	2,425,582
Due from the related party	(3,075)	75,421	6,770
Due to related parties	(95,485)	262,298	53,535
Restricted cash	63,806	(400,167)	348,687
Proceed of short term debt
Proceed of long term debt	(634,810)	(467,153)	1,101,963
Net cash provided by / (used in) financing activities	2,697,978	(1,449,837)	3,972,227
Net Increase/(Decrease) in Cash & Cash Equivalents for the year	(678,286)	(3,136,953)	1,779,849
Effect of currency translation	530,205	261,674	641,732
Cash & cash equivalents at beginning of year	1,714,019	4,589,300	2,167,718
Cash & cash equivalents at end of year	1,565,936	1,714,019	4,589,300
Interest received	21,872	2,868	15,578
Interest paid	297,242	311,480	298,930
Tax paid	$ 33,807	$ 706,898	$ 413,745